Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation actually paid to PEO ($)(1)(3)	Average Summary Compensation Table for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Total Stockholder Return ($)(4)	Peer Group Total Stockholder Return ($)(5)	Net Income ($) (in Millions)	Adjusted EBITDA ($) (in Millions)
2025	3,722,785	1,677,594	1,472,497	732,618	131.88	99.76	12.3	73.2
2024	2,949,501	5,869,951	1,176,231	2,030,052	143.32	73.18	18.4	78.9
2023	2,905,535	2,408,677	1,142,408	886,456	93.82	78.22	23.8	84.4

Named Executive Officers, Footnote	he PEO for each year represents Stuart N. Bodden.The Non-PEO NEOs for each year represents Melissa K. Cougle and J. Matthew Hooker.
PEO Total Compensation Amount	$ 3,722,785	$ 2,949,501	$ 2,905,535
PEO Actually Paid Compensation Amount	$ 1,677,594	5,869,951	2,408,677
Adjustment To PEO Compensation, Footnote	Deductions from, and additions to, the total compensation of the PEOs and non-PEO NEOs as reflected in the 2025, 2024, and 2023 Summary Compensation Table by year to calculate Compensation Actually Paid consist of the following. As the NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.
(4)     The Company calculates TSR with a base investment of $100, including reinvestment of dividends, in a manner consistent with the stock performance graph disclosure requirements under Item 201(e) of Regulation S-K, which is cumulative for the measurement periods beginning on December 31, 2022 and ending on December 31 of each 2025, 2024 and 2023, respectively.
(5)    Peer Group TSR represents the cumulative TSR of the Company’s predefined peer group, as described under “—Additional Narrative Disclosures—Performance Stock Units,” with a base investment of $100, including reinvestment of dividends, in a manner consistent with the stock performance graph disclosure requirements under Item 201(e) of Regulation S-K, which is cumulative for the measurement periods beginning on December 31, 2022 and ending on December 31 of each 2025, 2024 and 2023, respectively.

	2025		2024		2023
	Stuart N. Bodden	Average Non-PEO NEOs	Stuart N. Bodden	Average Non-PEO NEOs	Stuart N. Bodden	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$3,722,785	$1,472,497	$2,949,501	$1,176,231	$2,905,535	$1,142,408
Adjustments for Equity Awards
Deduction of Amount reported in the “Stock Awards” columns in the Summary Compensation Table	(2,534,702)	(752,058)	(2,006,053)	(582,656)	(2,016,322)	(592,067)
Add Year-end fair value of outstanding and unvested awards granted in the covered year	1,463,055	434,095	3,469,635	1,014,032	2,049,126	586,633
Add Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(10,357)	(1,806)	358,713	41,050	(519,448)	(247,530)
Add Year-over-year difference of year-end fair values for unvested awards granted in prior years	(963,187)	(420,110)	1,098,155	381,395	(10,214)	(2,988)
Add Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	—
Add Forfeitures during current year equal to prior year-end fair value	—	—	—	—	—	—
Total Adjustments for Equity Awards	(2,045,191)	(739,879)	2,920,450	853,821	(496,858)	(255,952)
Compensation Actually Paid (as calculated)	$1,677,594	$732,618	$5,869,951	$2,030,052	$2,408,677	$886,456

Non-PEO NEO Average Total Compensation Amount	$ 1,472,497	1,176,231	1,142,408
Non-PEO NEO Average Compensation Actually Paid Amount	$ 732,618	2,030,052	886,456
Adjustment to Non-PEO NEO Compensation Footnote	Deductions from, and additions to, the total compensation of the PEOs and non-PEO NEOs as reflected in the 2025, 2024, and 2023 Summary Compensation Table by year to calculate Compensation Actually Paid consist of the following. As the NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.
(4)     The Company calculates TSR with a base investment of $100, including reinvestment of dividends, in a manner consistent with the stock performance graph disclosure requirements under Item 201(e) of Regulation S-K, which is cumulative for the measurement periods beginning on December 31, 2022 and ending on December 31 of each 2025, 2024 and 2023, respectively.
(5)    Peer Group TSR represents the cumulative TSR of the Company’s predefined peer group, as described under “—Additional Narrative Disclosures—Performance Stock Units,” with a base investment of $100, including reinvestment of dividends, in a manner consistent with the stock performance graph disclosure requirements under Item 201(e) of Regulation S-K, which is cumulative for the measurement periods beginning on December 31, 2022 and ending on December 31 of each 2025, 2024 and 2023, respectively.

	2025		2024		2023
	Stuart N. Bodden	Average Non-PEO NEOs	Stuart N. Bodden	Average Non-PEO NEOs	Stuart N. Bodden	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$3,722,785	$1,472,497	$2,949,501	$1,176,231	$2,905,535	$1,142,408
Adjustments for Equity Awards
Deduction of Amount reported in the “Stock Awards” columns in the Summary Compensation Table	(2,534,702)	(752,058)	(2,006,053)	(582,656)	(2,016,322)	(592,067)
Add Year-end fair value of outstanding and unvested awards granted in the covered year	1,463,055	434,095	3,469,635	1,014,032	2,049,126	586,633
Add Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(10,357)	(1,806)	358,713	41,050	(519,448)	(247,530)
Add Year-over-year difference of year-end fair values for unvested awards granted in prior years	(963,187)	(420,110)	1,098,155	381,395	(10,214)	(2,988)
Add Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	—
Add Forfeitures during current year equal to prior year-end fair value	—	—	—	—	—	—
Total Adjustments for Equity Awards	(2,045,191)	(739,879)	2,920,450	853,821	(496,858)	(255,952)
Compensation Actually Paid (as calculated)	$1,677,594	$732,618	$5,869,951	$2,030,052	$2,408,677	$886,456

Compensation Actually Paid vs. Total Shareholder Return	TSR amounts reported in the graph below assume an initial fixed investment of $100, including reinvestment of dividends, if such amount were invested on December 31, 2022.
Compensation Actually Paid vs. Net Income	TSR amounts reported in the graph below assume an initial fixed investment of $100, including reinvestment of dividends, if such amount were invested on December 31, 2022.
Compensation Actually Paid vs. Company Selected Measure	TSR amounts reported in the graph below assume an initial fixed investment of $100, including reinvestment of dividends, if such amount were invested on December 31, 2022.
Total Shareholder Return Amount	$ 131.88	143.32	93.82
Peer Group Total Shareholder Return Amount	99.76	73.18	78.22
Net Income (Loss)	$ 12,300,000	$ 18,400,000	$ 23,800,000
Company Selected Measure Amount	73,200,000	78,900,000	84,400,000
PEO Name	Stuart N. Bodden.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,045,191)	$ 2,920,450	$ (496,858)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,534,702)	(2,006,053)	(2,016,322)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,463,055	3,469,635	2,049,126
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,357)	358,713	(519,448)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(963,187)	1,098,155	(10,214)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(739,879)	853,821	(255,952)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(752,058)	(582,656)	(592,067)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	434,095	1,014,032	586,633
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,806)	41,050	(247,530)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(420,110)	381,395	(2,988)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0